Document and Entity Information	12 Months Ended
Aug. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	Tanzanian Gold Corp
Entity Central Index Key	0001173643
Document Type	20-F
Document Period End Date	Aug. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	false
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	150,391,558
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Shell Company	false